Consolidated statements of changes in equity - EUR (€) € in Thousands	Total	Subscribed capital	Common Stock Class A Common Stock	Common Stock Class B Common Stock	Reserves	Retained earnings (accumulated deficit)	Accumulated other comprehensive income (loss)	Contribution from Parent	Noncontrolling interest
Beginning balance at Dec. 31, 2014	€ 664,568	€ 38	€ 0	€ 0	€ 701,856	€ (90,029)	€ 0	€ 52,703	€ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss), excluding portion attributable to redeemable noncontrolling interest	(39,127)					(39,127)
Other comprehensive income (net of tax)	(12)						(12)
Adjustment to the fair value of redeemable noncontrolling interests	(239)				(239)
Issue of subscribed capital, options granted	10	10
Transaction with parent	2,826							2,826
Share-based compensation expense	(5,746)				(5,746)
Ending balance at Dec. 31, 2015	622,280	48	0	0	695,871	(129,156)	(12)	55,529	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (net of tax)	33						33
Settlement of options exercised	4,930	1			4,929
Adjustment to the fair value of redeemable noncontrolling interests	(995)				(995)
Transaction with parent	4,185							4,185
Corporate reorganization	0	(49)	552	125,405	(344,914)				219,006
Dividends to noncontrolling interest holder	(170)				(170)
Changes in ownership of noncontrolling interests	0				19,478				(19,478)
Issuance of common stock	202,921		1,250		201,671
Reclassification of option liability to reserves	4,893				4,893
Changes in ownership of redeemable noncontrolling interests	980				980
Ending balance at Dec. 31, 2016	854,071	0	1,802	125,405	584,667	(179,837)	21	122,200	199,813
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss), excluding portion attributable to redeemable noncontrolling interest	(12,940)					(12,481)			(459)
Other comprehensive income (net of tax)	(201)						(201)
Settlement of options exercised	(2,984)		53		(3,037)
Adjustment to the fair value of redeemable noncontrolling interests	(149)				(149)
Transaction with parent	107							107
Share-based compensation expense	16,071				16,071
Merger of trivago GmbH into and with trivago N.V.	0			66,475	132,879				(199,354)
Ending balance at Dec. 31, 2017	€ 853,975	€ 0	€ 1,855	€ 191,880	€ 730,431	€ (192,318)	€ (180)	€ 122,307	€ 0